Leases - Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		8 Months Ended		12 Months Ended
	Jan. 07, 2024	Jan. 01, 2023	Jan. 07, 2024	Jan. 01, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Leases [Abstract]
Operating Lease, Cost	$ 3,701	$ 3,321	$ 7,579	$ 9,120	$ 14,199	$ 12,381	$ 11,211
Variable Lease, Cost	1,654	1,611	4,525	4,744
Lease, Cost, Total	$ 5,355	$ 4,932	$ 12,104	$ 13,864	$ 17,858	$ 10,609	$ 13,276